Note 18 - Financial Instruments	12 Months Ended
Mar. 31, 2013
Financial Instruments Disclosure [Text Block]
Financial Instruments Disclosure [Text Block]
18.	FINANCIAL INSTRUMENTS

Fair Value—In the normal course of business, the Company invests in financial assets. To estimate the fair value of those financial assets, the Company used quoted market prices to the extent that they were available. Where a quoted market price is not available, the Company estimates fair value using primarily the discounted cash flow method. For certain financial assets and liabilities, such as trade receivables and trade payables, which are expected to be collected and settled within one year, the Company assumed that the carrying amount approximates fair value due to their short maturities. Investment for which it is not practicable to estimate fair value primarily consists of investments in a number of unaffiliated and unlisted smaller sized companies and the estimate of their fair values cannot be made without incurring excessive costs. Refundable insurance policies are carried at cash surrender value. The carrying amounts for long-term borrowings with variable rates approximate their fair values. The carrying amounts and fair value of financial instruments are summarized below:

	Thousands of Yen				Thousands of U.S. Dollars
	2012		2013		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Other investments for which it is:
Practicable to estimate fair value	¥860,914	¥860,914	¥1,309,923	¥1,309,923	$13,912	$13,912
Not practicable	2,077,232	－	2,461,339	－	26,140	－
Noncurrent refundable insurance policies (other assets)	63,282	63,282	64,020	64,020	680	680

Cash and cash equivalents were classified as Level 1 instruments and short-term and long-term borrowings were classified as Level 2 instruments.

Other investments for which it is practicable to estimate fair value are available-for-sales equity securities disclosed in Note 4.

Other investments for which it is not practicable to estimate fair value were comprised of non-marketable equity securities of ¥1,141,761 thousand and investments in funds of ¥935,471 thousand as of March 31, 2012 and non-marketable equity securities of ¥1,121,444 thousand ($11,910 thousand) and investments in funds of ¥1,339,895 thousand ($14,230 thousand) as of March 31, 2013.